Goodwill and Identifiable Intangible Assets - Weighted-Average Useful Lives of Intangible Assets (Detail)	12 Months Ended
Dec. 31, 2017
Customer relationships
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted-average useful lives	10 years
Developed technologies
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted-average useful lives	5 years
Trade name and other
Acquired Finite-Lived Intangible Assets [Line Items]
Weighted-average useful lives	8 years